PROVISIONS AND CONTINGENT LIABILITIES (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	$ 5,253,375	$ 6,701,643
Not later than one month [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	303,308	960,268
Later than one month and not later than three months [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	780,103	1,230,687
Later than three months and not later than one year [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	2,287,434	2,946,250
Later than one year and not later than three years [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	1,426,992	1,224,061
Later than three years and not later than five years [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	277,710	149,238
Later than five years [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Financial Guarantees	$ 177,828	$ 191,139